Summary of Significant Accounting Policies (Details) - Schedule of a roll forward of the level 3 valuation financial instruments - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Schedule Of ARoll Forward Of The Level3 Valuation Financial Instruments Abstract
Balance at beginning	$ 86,884	$ 180,029
Increase in derivative liabilities included in debt discount	122,177
Change in fair value of derivative liabilities	(55,855)	(289,874)	(32,315)
Balance at ending	$ 153,206	$ 86,884	$ 180,029